Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Summary of Related Party Transactions
Amounts received and paid by the Company for such related party transactions for the periods indicated were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
	$	$	$	$
Time-charter revenues (i)	2,452	—	4,987	—
Lay-up services revenue (ii)	116	—	116	—
Pool management fees and commissions (iii)	(2,750)	(2,468)	(5,886)	(4,860)
Commercial management fees (iv)	(408)	(239)	(748)	(442)
Vessel operating expenses - technical management fee (v)	(2,276)	(1,656)	(4,587)	(3,156)
Strategic and administrative service fees (vi)	(2,775)	(1,777)	(4,990)	(3,719)
Entities under Common Control (note 3)
Time-charter revenues (vii)	—	1,960	—	3,895
Commercial management fees	—	(64)	—	(127)
Vessel operating expenses - technical management fee	—	(105)	—	(222)
Strategic and administrative service fees	—	(171)	—	(340)

(i)
In December 2015, immediately after the acquisition of the 2015 Acquired Business, the Company chartered-out the Navigator Spirit to Teekay under a fixed-rate time-charter contract, which was scheduled to expire in July 2016. On May 18, 2016, the contract was transferred to the Americas Spirit, which subsequently expired on July 15, 2016.

(ii)	The Company recorded $0.1 million for the three and six months ended June 30, 2016 to provide lay-up services during the quarter to Teekay for two of its in-chartered vessels.

(iii)	The Company’s share of the Pool Managers’ fees that are reflected as a reduction to net pool revenues from affiliates on the Company’s consolidated statements of income.

(iv)
The Manager’s commercial management fees for vessels on time-charter out contracts and spot-traded vessels not included in the pool, which are reflected in voyage expenses on the Company’s consolidated statements of income.

(v)	The cost of ship management services provided by the Manager has been presented as vessel operating expenses.

(vi)
The Manager's strategic and administrative service fees have been presented in general and administrative fees on the Company's consolidated statements of income. The Company's executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company's long-term incentive plan described in note 11) is set and paid by Teekay or such other subsidiaries. The Company reimburses Teekay for time spent by its executive officers on the Company's management matters through the strategic portion of the management fee.

(vii)
The Company recorded $2.0 million and $3.9 million for the three and six months ended June 30, 2015, respectively, related to a time charter-out contract for the Explorer Spirit associated with the Entities under Common Control. The vessel was under a fixed-rate time-charter with SPT which expired in September 2015.